Annual Fund Operating Expenses - PGIM Jennison Focused Value ETF - PGIM Jennison Focused Value ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.33%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.33%	[1]

[1]	The management fee has been restated to reflect current fees.